Risk management - Maturity of financial liabilities (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 COP ($) $ / $
Risk management
Loans (payment of principal and interest)	$ 148,215
Trade and other payables	15,759
Total	$ 163,974
Closing foreign exchange rate | $ / $	3,757.08
Up to 1 year
Risk management
Loans (payment of principal and interest)	$ 9,494
Trade and other payables	15,759
Total	25,253
From 1 to 5 years
Risk management
Loans (payment of principal and interest)	62,582
Total	62,582
From 5 to 10 years
Risk management
Loans (payment of principal and interest)	41,826
Trade and other payables	0
Total	41,826
More than 10 years
Risk management
Loans (payment of principal and interest)	34,313
Trade and other payables	0
Total	$ 34,313